BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentinean Peso Spent In Argentina [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0060	0.0060	0.0295
Average rate	0.0057	0.0170	0.0403
Barbadian Dollar Spent In Barbados [Member]
IfrsStatementLineItems [Line Items]
Closing rate	3.0525	2.3866	2.5721
Average rate	2.6440	2.4690	2.5458
Bolivian Peso Spent In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.8897	0.6956	0.7497
Average rate	0.7706	0.7196	0.7420
Canadian Dollars Spent In Canada And Cuba [Member]
IfrsStatementLineItems [Line Items]
Closing rate	4.3037	3.6536	3.8540
Average rate	3.9293	3.7048	3.9807
Chilean Peso Spent In Chile [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0062	0.0055	0.0061
Average rate	0.0057	0.0059	0.0059
Quetzal Spent In Guatemala [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.8051	0.6189	0.6623
Average rate	0.6917	0.6398	0.6649
US Dollars Spent In Panama And Cuba [Member]
IfrsStatementLineItems [Line Items]
Closing rate	6.1923	4.8413	5.2177
Average rate	5.3635	5.0085	5.1644
Guarani Spent In Paraguai [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.0008	0.0007	0.0007
Average rate	0.0007	0.0007	0.0007
Dominican Pesos Spent In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.1010	0.0831	0.0925
Average rate	0.0902	0.0892	0.0937
Uruguayan Peso Spent In Uruguay [Member]
IfrsStatementLineItems [Line Items]
Closing rate	0.1405	0.1241	0.1302
Average rate	0.1327	0.1291	0.1253